Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions

4. Related Party Balances and Transactions

The following table summarizes the Company’s related party transactions for:

	Three months ended
	March 31,
	2026	2025
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$—	$109
Research and development expenses paid to companies controlled by officers included in general and administrative	—	18

These transactions are in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties.

12. Related Party Balances and Transactions

The following table summarizes the Company’s related party transactions for the year:

	2025	2024
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$249,323	$442,110
Research and development expenses paid to companies controlled by officers included in general and administrative	$—	$42,212
Accounts payable due to related parties	$—	$9,010

These transactions are in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties.

During the year ended December 31, 2024, the Company issued 2,818,520 shares of Common Stock to SWH Capital LLC, an entity controlled and owned by the Chief Executive Officer of the Company, as consideration for all of the shares of common stock of TEUSA owned by SWH.

In December 2024, the Company received $100,000 in advance from a related party as an advance of the February 2025 Bridge Round Offering.

The Company had issued convertible notes to certain related parties, which included accrued interest prior to automatic conversion to common shares following the SPAC merger, refer Note 3 and 11 for further detail. All convertible notes converted as of December 31, 2025.